NOTE 6 - EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6 -        EQUITY TRANSACTIONS

Unless otherwise stated, all transactions shown below were with unrelated parties and the securities issued were restricted.

Medizone-Nevada initially issued 5,500,000 shares in a private transaction.

On March 26, 1986, Medizone-Nevada issued 37,500,000 shares of common stock, representing 87.2% of the then outstanding shares, to the stockholders of Medizone-Delaware, including two officers and directors, in exchange for all of the shares of Medizone-Delaware.  The costs of the transactions were offset against paid-in capital.

In July 1986, the Company issued 50,000 shares of common stock to individuals for services rendered.

During the period from August 1986 through October 31, 1986, the final expiration date for exercise, warrants to purchase 7,814,600 shares together with cash totaling $781,460 were received by the Company which then issued 7,814,600 shares of new common stock.  In January 1987, an additional 2,600 shares were issued in exchange for warrants and cash of $259.

In March 1987, the Company issued 1,000,000 shares of common stock in exchange for a patent.

In June 1987, the Company issued 950,000 shares to individuals in private transaction for aggregate proceeds of $150,000.

During the period from June 1987 through July 1987, the Company issued 203,167 shares of common stock to various vendors and individuals for services rendered in 1986 and 1987.

On August 26, 1987, an officer of the Company exercised options to purchase 250,000 shares of common stock.  In January 1988, two holders exercised their options and acquired an aggregate of 200,000 shares of common stock.

On September 26, 1988, the Company sold, in a private placement, 1,000,000 shares of common stock at $0.08 per share to an individual.

During 1988, the Company issued a total of 35,000 shares of common stock for services.

During 1989, the Company issued 261,889 shares of common stock to various vendors and individuals for services rendered in 1988 and 1989.  The Company also issued 5,790,000 shares to individuals in private transactions for aggregate proceeds of $291,500.

During 1989, the Company satisfied obligations for notes payable to and accrued interest due to unrelated individuals totaling $377,539 by the issuance of 3,899,532 shares of common stock.  The Company issued 250,000 shares of common stock to an officer and 600,000 shares of common stock to three advisors to the Company as additional compensation for work done for the Company.  These issuances were ascribed values of $60,650 and $145,539, respectively, by the Company.  Two holders exercised their options and acquired an aggregate of 375,000 shares of common stock.

During 1990, the following equity transactions occurred: The Company issued 4,250,000 shares to individuals in private transactions for aggregate proceeds of $179,500; the Company satisfied obligations totaling $125,000 to the former vice president, secretary and treasurer as well as director by issuing 2,272,727 shares of common stock at $0.055 per share; the Company satisfied an outstanding account payable to an unrelated individual totaling $15,000 by the issuance of 150,000 shares of common stock at $0.10 per share; and the Company issued to an employee and four other unrelated persons as compensation or payment a total of 880,000 shares of common stock to which it ascribed a value of $88,000.

During 1991, the following equity transactions occurred: The Company issued 4,366,667 shares to individuals in private transactions for aggregate proceeds of $310,000; the Company issued a total of 425,000 shares of common stock for services and accrued liabilities of which an aggregate of 100,000 shares were issued to two directors; and three holders exercised their options and acquired an aggregate of 450,000 shares of common stock.

During 1992, the following equity transactions occurred: The Company issued 2,702,335 shares to individuals in private transactions for aggregate proceeds of $430,350; the Company issued a total of 401,500 shares of common stock for services and accrued liabilities; holders exercised options and acquired an aggregate of 250,000 shares of common stock.

During 1993, the following equity transactions occurred: The Company issued 1,471,666 shares to individuals in private transactions for aggregate proceeds of $271,000; the Company issued a total of 5,347,219 shares of common stock for services.  Also, during 1993, a total of $261,915 was received in cash for 2,619,150 shares subscribed as a result of a private placement offering.  The offering commenced as of November 26, 1993, with a maximum of $700,000 to be raised in gross proceeds from the sale of up to 7,000,000 shares.

During 1994, the following equity transactions occurred: The Company issued a total of 1,431,590 shares of common stock for services; the Company issued a total of 1,125,834 shares of common stock to certain prior purchasers of common stock in recognition of disparity in purchase in contemporaneous offerings.  Also during 1994, a total of $680,040 was received in cash for 6,800,499 shares subscribed as a result of the offering.  Subsequent to the offering, an additional $316,860 was received in cash from foreign investors subscribing to 3,168,600 shares of common stock.  On December 28, 1994, the Company settled a dispute regarding the validity of notes payable to former management in the amount of $2,033,629 by agreeing to issue 11,250,000 common shares (recorded as shares subscribed) in satisfaction of the total amount of the debt.

Also in 1994, $40,000 of notes payable (a portion of loans totaling $60,000) together with interest was satisfied by issuing 416,500 shares of common stock.

During 1995, the following equity transactions occurred: The Company issued a total of 2,050,000 shares of common stock for services. $911,825 was received from investors subscribing to 9,118,260 shares of common stock.  Also, 17,524,860 common shares, previously recorded as shares subscribed, were issued, and 1,242,727 were retired in accordance with the settlement agreement with former management.  200,000 of redeemable shares were converted into common stock.  The Company sold shares of its New Zealand subsidiary for aggregate proceeds of $150,000.

During 1996, the Company received stock subscription agreements for the purchase of 17,254,860 shares of its common stock, together with proceeds totaling $725,447 from sales of its securities to non-United States investors, outside of the United States pursuant to Regulation S promulgated under the Securities Act of 1993.  Approximately $635,447 of these proceeds were from the sale of the Company’s common stock at a per share price of $0.10 (including $37,500 for 375,000 shares from Richard G. Solomon, at the time a director of the Company).  The remaining $90,000 were from the sale of 900,000 units, each unit consisting of one share of the Company’s common stock at a per share price of $0.10 to a director pursuant to the non-public offering exemption from registration under the Securities Act.  In May 1996, the Company issued 600,000 shares of its common stock to employees and 250,000 shares of its common stock to its public relations consultant as additional compensation.  The Company also issued 565,875 shares of its common stock to various consultants for services rendered.

During 1997, the Company issued 3,089,680 previously subscribed shares of its common stock and also issued 3,746,336 shares of its common stock to various consultants for services rendered.  Also in 1997, the Company received $400,001 for subscriptions to acquire 5,714,285 shares of its common stock and warrants to purchase 9,285,715 shares of common stock at $0.07 per share, 25,000,000 shares at $0.20 per share, and 33,333,333 shares at $0.15 per share.

During 1998, the Company issued 5,714,286 previously subscribed shares of its common stock and also issued a total of 4,265,000 shares of its common stock to various individuals for services rendered.  Also in 1998, the Company issued 857,142 shares of common stock through exercise of outstanding warrants at $0.07 per share for a total of $60,000, and issued 1,832,377 shares in lieu of outstanding debt of $126,418. The Company also canceled 630,000 shares for services that were never performed.

During 1999, the Company issued 25,000 shares of its common stock to an individual for services rendered valued at $1,750.  In addition, the Company issued 936,507 shares of its common stock through the exercise of outstanding warrants at $0.07 per share for a total of $65,555.  The Company also recognized an additional expense of $123,389 for the extension of warrants below market value.

During 2000, the Company issued 3,142,857 shares of common stock through the exercise of outstanding warrants at $0.07 per share for a total of $220,000.  The Company issued common stock for services in two different instances during the year.  One issuance was of 350,000 shares of common stock for a total of $61,250.  The other issuance was for 300,000 shares of common stock for a total of $85,500.  The Company issued common stock for debt in four separate instances.  The first one being 2,020,000 shares of common stock issued for a total of $222,200.  The second issuance was 95,000 shares of common stock for a total of $14,000.  The third issuance was 20,000 shares of common stock for a total of $4,000.  The fourth issuance was 100,000 shares of common stock for a total of $55,000.  The Company also canceled 2,000,000 shares of common stock pursuant to the settlement agreement with a former Chief Financial Officer of the Company.  The Company also recognized an additional expense of $1,743,468 for the extension of warrants below market value.

During 2001, the Company issued a total of 1,422,221 shares of common stock at prices ranging from $0.15 to $0.20 per share for total proceeds of $254,981.  Pursuant to these stock issuances, the Company granted warrants to purchase 2,122,221 shares of common stock at exercise prices of $0.15 to $0.20 per share.  25,000,000 warrants previously outstanding also expired during 2001, unexercised.

During 2002, the Company issued a total of 1,250,000 shares of common stock at $0.10 per share for total proceeds of $125,000.  The Company also granted the investors warrants to purchase 1,250,000 shares of common stock at $0.10 per share, exercisable over a two-year term.  The market price of the common stock was $0.10 per share on the date of the issuance of the shares and grant of the warrants.

Also during the year ended December 31, 2002, the Company issued a total of 677,368 shares of common stock for services rendered and repayment of outstanding debt at $0.10 per share for a total of $67,737.  The Company also issued a total of 480,000 shares of common stock, pursuant to an S-8 registration, for services rendered at $0.10 per share for a total of $48,000.

During 2003, the Company issued a total of 865,000 shares of common stock at $0.05 per share for total proceeds of $43,250.  The Company also granted the investors warrants to purchase 865,000 shares of common stock at $0.05 per share, exercisable over a two-year term.  The market price of the common stock was $0.05 per share on the date of the issuance of the shares and grant of the warrants.

Also during the year ended December 31, 2003, the Company issued 460,000 shares of common stock at $0.05 per share in lieu of a note payable totaling $23,000 and 100,000 shares of common stock to an officer of the Company for services rendered valued at $0.05 per share for a total value of $5,000.

The Company also issued 2,000,000 shares of restricted common stock to an individual pursuant to a “Letter of Understanding / Employment” whereby the individual was issued the shares as an incentive for him to enter into a future employment agreement with the Company once initial funding is obtained.  The shares have been valued at $0.02 per share, the market price of the common stock on the date of issuance.  The individual was also issued 2,000,000 warrants exercisable at $0.40 per share.  The warrants cannot be exercised, however, unless the individual remains employed by the Company for a minimum of three years. The warrants carry a five year term and include a cashless exercise option.

During 2007, the Company’s Board of Directors approved various stock issuances to the Company’s directors, officers and outside consultants for a total of 11,250,000 shares of common stock, valued at $0.02 per share or $225,000, the market value of the shares on the date that the shares were approved to be issued.  These shares were eventually issued during May 2008.

During May 2008, the Company issued 8,000,000 shares of common stock for cash proceeds received during March and April 2008 totaling $80,000, or $0.01 per share.

In addition, during May 2008, a total of 5,463,333 shares of restricted common stock were issued for cash proceeds previously received during 2004, 2005 and 2006 (previously recorded as stock deposits) totaling $110,100.  An additional 409,075 shares of common stock were issued to a Company director in repayment of an $8,181 loan previously received by the Company in a prior year.

During July and September 2008, the Company issued an additional 3,300,000 shares of common stock for cash proceeds of $99,000, or $0.03 per share.

Effective September 2, 2008, the Company’s Board of Directors approved the issuance of a total of 1,000,000 restricted shares to a public relations firm, for public relations and corporate communications services to be rendered valued at $42,000, or $0.042 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  The consulting agreement is based on a one-year term, the shares will vest in equal increments, and the consulting expense will be recognized over the same period.  $14,000 of the $42,000 consulting expense was recognized during the year ended December 31, 2008, with the remaining $28,000 recognized during the year ended December 31, 2009.

Effective September 15, 2008, the Company’s Board of Directors approved the issuance of a total of 1,000,000 restricted shares to a strategic management consulting firm for services rendered valued at $40,000, or $0.04 per share, which represented the market value of the shares on the date that the shares were approved to be issued.

Effective September 19, 2008, the Company’s Board of Directors approved the issuance of a total of 4,000,000 free-trading shares to two individuals for management consulting services to be rendered valued at $120,000, or $0.03 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  The consulting agreements are based on a four-month term, the shares vest in equal increments, and the consulting expense is recognized over the same period.  $96,000 of the $120,000 consulting expense was recognized during the year ended December 31, 2008, with the remaining $24,000 recognized during the year ended December 31, 2009.

Effective November 5, 2008, the Company’s Board of Directors approved the issuance of 1,000,000 free-trading shares to an individual for consulting services to be rendered valued at $30,000, or $0.03 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  The consulting agreement is based on a six-month term, the shares vest in equal increments, and the consulting expense is recognized over the same period.  $10,000 of the $30,000 consulting expense was recognized during the year ended December 31, 2008, with the remaining $20,000 recognized during the year ended December 31, 2009.

During December 2008, the Company issued 3,333,333 shares of common stock for cash proceeds received totaling $100,000, or $0.03 per share.  Also during 2008, a director contributed services valued at $16,667.

During April 2009, the Company’s Board of Directors approved the issuance of 700,000 (350,000 restricted and 350,000 free-trading) shares to a consultant valued at $25,200, or $0.036 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  The consulting agreement was based on a one-year term, the shares vest in equal increments, and the consulting expense is to be recognized over the same period.  $16,800 of the $25,200 was recognized during the year ended December 31, 2009, with the remaining $8,400 recognized during the year ended December 31, 2010.

During May 2009, the Company’s Board of Directors approved the issuance of 500,000 restricted shares of common stock to a consultant valued at $19,500, or $0.039 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  The consulting agreement was based on a one-year term, the shares vested in equal increments, and the consulting expense was recognized over the same period.  $11,911 of the $19,500 was recognized during the year ended December 31, 2009, with the remaining $7,589 recognized during the year ended December 31, 2010.

During June 2009, pursuant to a consulting agreement that included a cash payment of $7,200, the Company’s Board of Directors approved the issuance of 200,000 shares of common stock to a consultant valued at $8,400, or $0.042 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  The consulting agreement was based on a three-and-one-half month term, the shares vested in equal increments, and the total consulting expense was recognized during the year ended December 31, 2009.

During September 2009, the Company’s Board of Directors approved the issuance of 250,000 shares of common stock to a consultant valued at $25,000, or $0.10 per share, which represented the market value of the shares on the date that the shares were approved to be issued.  15,000 of the shares issued were issued in lieu of outstanding debt owed to the consultant, totaling $1,500.  The remaining 235,000 shares issued were based on a consulting agreement expiring on January 31, 2010, the shares vest in equal increments, and the $23,500 consulting expense is to be recognized over the same period.  $18,278 of the $23,500 was recognized during the year ended December 31, 2009, with the remaining $5,222 recognized during the year ended December 31, 2010.

Total deferred consulting fees related to the above mentioned agreements as of December 31, 2009 was $21,211 which will be recognized over the subsequent periods as previously discussed.

Effective May 27, 2009, the Company’s Board of Directors approved the issuance of a total of 100,000 shares of common stock to a consultant for medical research services rendered valued at $3,900, or $0.039 per share, which represented the market value of the shares on the date that the shares were approved to be issued.

Effective June 12, 2009, the Company’s Board of Directors approved the issuance of a total of 203,497 shares of common stock to a consultant for medical research services rendered valued at $20,350, or $0.10 per share, which represented the market value of the shares on the date that the shares were approved to be issued.

On August 5, 2009, warrants held by two separate directors of the Company for a total of 6,487,408 shares were exercised, using the cashless exercise provision within the warrant agreements, resulting in the issuance of 5,126,265 shares of common stock with no cash proceeds received.

Effective October 13, 2009, the Company’s Board of Directors approved the issuance of a total of 453,569 shares of common stock to two separate consultants for medical research and website design services rendered valued at $29,483, or $0.065 per share, which represented the market value of the shares on the date that the shares were approved to be issued.

Effective November 30, 2009, the Company’s Board of Directors approved the issuance of a total of 50,000 shares of common stock to a patent attorney for patent legal services rendered valued at $14,750, or $0.295 per share, which represented the market value of the shares on the date that the shares were approved to be issued.

Effective December 15, 2009, the Company’s Board of Directors approved the issuance of a total of 88,408 shares of common stock to a consultant for medical research services rendered valued at $34,037, or $0.0385 per share, which represented the market value of the shares on the date that the shares were approved to be issued.

During the year ended December 31, 2009, the Company issued a total of 33,791,065 shares of common stock for cash proceeds received totaling $1,263,040, at prices ranging from $0.02 to $0.25 per share.

As previously discussed in Note 1, effective December 14, 2009, the Company’s Board of Directors approved the issuance of a total of 312,500 restricted shares of common stock to Solwin, pursuant to a Termination Agreement.  The shares were valued at $0.40 per share, which represented an approximate 4.0% increase over the market value of the shares on the date of the agreement.  The shares were issued as full consideration for the early termination of a Licensing Agreement and a Managing Agent Agreement, and to retain all rights and licenses originally granted to MNZ.  Also as part of the Termination Agreement, the Company assigned its ownership rights and shares in MNZ back to Solwin.  For the year ended December 31, 2009, the Company recorded a loss of $125,000, as the Company was unable to determine the future value of the licensing rights acquired pursuant to the Termination Agreement.

Common Stock for Cash – 2010

In January and February 2010, the Company issued an aggregate of 500,000 shares of common stock for cash proceeds totaling $125,000, or $0.25 per share.  The shares were issued in private transactions to accredited investors not otherwise affiliated with the Company.  There were no underwriters involved.

In April, May and June 2010, the Company issued an aggregate of 3,622,777 shares of common stock for cash proceeds totaling $441,400, at prices ranging from $0.12 to $0.18 per share.  The shares were issued in private transactions to accredited investors not otherwise affiliated with the Company.  The Company also paid stock offering costs to an investment firm of $10,000 who assisted us in raising these funds.

In July and August 2010, the Company issued an aggregate of 5,266,666 shares of common stock for cash proceeds totaling $632,000, at $0.12 per share.  These shares were issued in private transactions to accredited investors not otherwise affiliated with the Company.  There were no underwriters involved.

In October and December 2010, the Company issued an aggregate of 1,472,222 shares of common stock for cash proceeds totaling $185,000, at prices ranging from $0.12 to $0.18 per share.  The shares were issued in private transactions to accredited investors not otherwise affiliated with the Company. There were no underwriters involved.

Restricted Stock for Services – 2010

In February 2010, the Company issued a total of 137,000 shares of common stock to two consultants for consulting, marketing, and web support services valued at $39,730, or $0.29 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  Both consulting agreements were based on a term through June 30, 2010, the shares vested in equal increments, and the consulting expense was recognized over the same period during 2010.

In March 2010, the Company issued 250,000 shares of common stock to a consulting firm for investor relation services valued at $47,500, or $0.19 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  The consulting agreement was based on a term through June 30, 2010, the shares vested in equal increments, and the consulting expense was recognized over the same period during 2010.

In April 2010, the Company issued 120,000 shares of common stock in lieu of outstanding consulting fees valued at $22,800, or $0.19 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  These shares had no vesting requirements.

Also, in April 2010, the Company issued 588,235 shares of common stock in satisfaction of a one-year contract with an investment firm to assist the Company in raising required capital, valued at $100,000, or $0.17 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  The Company recognized this as a stock issuance cost at the date of issuance and such shares had no vesting requirements.

In July 2010, the Company issued 135,000 shares of common stock to an investor relations company pursuant to a one-year agreement, valued at $25,650, or $0.19 per share, which represented the market value of the shares on the date that the Board authorized the issuance of shares. This agreement was based on a term through July 2011, the shares vest in equal increments, and the expense will be recognized over such period. $11,756 of the $25,650 was recognized during the year ended December 31, 2010, with the remaining $13,894 to be recognized during the year ended December 31, 2011.

In July 2010, the Company issued a total of 4,000,000 shares of common stock to certain directors and officers for board service and performance bonuses valued at $840,000, or $0.21 per share, which represented the market value of the shares on the date that the disinterested members of the Board authorized the issuance of shares. The Company recognized this expense at the date of issuance and such shares had no vesting requirements.

In August 2010, the Company issued a total of 225,000 shares of common stock to two consultants for consulting, marketing, and web support services valued at $60,750, or $0.27 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  There were two agreements: (a) the first agreement was for a period from July 2010 to March 2011 and (b) the second agreement was for the period from August 2010 to August 2011. For both agreements, the shares vest in equal increments and the consulting expense will be recognized over such periods.  $28,721 of the $60,750 was recognized during the year ended December 31, 2010, with the remaining $32,029 to be recognized during the year ended December 31, 2011.

In August 2010, the Company issued 118,839 shares of common stock in lieu of outstanding consulting fees valued at $32,086, or $0.27 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  An additional 1,000,000 shares of common stock were approved and issued to this same consultant in September 2010, as bonus compensation for extending his consulting agreement.  These shares were valued at $270,000, or $0.27 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.

In November 2010, the Company issued 125,000 shares of common stock to an individual, as a performance bonus for research and development consulting services rendered as of the date of issuance, valued at $31,250, or $0.25 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  The Company recognized this expense at the date of issuance and such shares had no vesting requirements.

In December 2010, the Company issued 100,000 shares of common stock to an individual, as part of a web services and media representation consulting agreement, valued at a total cost of $18,000, or $0.18 per share, which represented the market value of the shares on the date that the Board authorized the issuance of the shares.  The consulting agreement is for the year of 2011, the shares vest in equal increments, and such expense will be recognized over the period of such agreement.

These sales and grants were made without registration under the Securities Act in reliance upon exemptions from registration, including, without limitation, the exemption provided under Section 4(2) of the Securities Act for private and limited offers and sales of securities made to accredited investors, and the exemptions provided under Regulation D and Rule 506 under the Securities Act for private and limited offers and sales of securities made to accredited investors.

Common Stock for Cash – 2011

During February 2011, the Company issued 582,065 shares of common stock to Mammoth, an accredited investor (as part of the Equity Line), for cash proceeds of $59,000 (net of $4,300 of stock issuance costs) at a price of $0.10875 per share.  There were no underwriters involved.

During March 2011, the Company sold an aggregate of 1,000,000 restricted shares of common stock that were subscribed for as of March 31, 2011 and issued in April 2011.  The purchasers of these shares were two accredited investors, not otherwise affiliated with the Company.  The Company received cash proceeds of $120,000, or $0.12 per share in connection with these sales.  There were no underwriters involved.

During April and May 2011, the Company issued 3,649,867 shares of common stock to Mammoth (as part of the Equity Line) for cash proceeds of $658,012.  The sales were made pursuant to two separate “Draw Down Notices” issued by the Company under the Stock Purchase Agreement. The first notice was effective May 18, 2011, for 1,583,771 shares and proceeds of $261,322, or approximately $0.165 per share.  The second notice was effective June 16, 2011, for 2,066,096 shares and proceeds of $396,690, or approximately $0.192 per share.  There were no underwriters involved.

Common Stock for Cash – 2011

During April, May and June 2011, the Company sold an aggregate of 4,625,000 restricted shares of common stock, to accredited investors, not otherwise affiliated with the Company, for cash proceeds of $370,000 at a price of $0.08 per share.  There were no underwriters involved.

During June 2011, the Company entered into a transaction, with an accredited investor not otherwise affiliated with the Company, for 125,000 restricted shares of common stock that were subscribed for as of June 30, 2011 and issued in July 2011, for cash proceeds of $10,000 at a price of $0.08 per share.  There were no underwriters involved.

During September 2011, the Company issued 1,147,846 shares of common stock to Mammoth (as part of the Equity Line) for cash proceeds of $169,594, at a price of $0.14775 per share.  There were no underwriters involved.

During November and December 2011, the Company sold an aggregate of 1,550,000 restricted shares of common stock, to eight accredited investors, not otherwise affiliated with the Company, for cash proceeds of $155,000 at a price of $0.10 per share.  There were no underwriters involved.

Recapitalization

Effective August 26, 2009, authorized by the stockholders at the Company’s annual stockholder’s meeting, the Company’s Articles of Incorporation (“AOI”) were amended to include a class of Preferred Stock, par value $0.00001, with authorized shares of 50,000,000.  No shares of Preferred Stock have been issued, however, as of December 31, 2010.  The rights and preferences of the newly authorized preferred shares will be determined by the Company’s Board at a later time.  The AOI were also amended to increase the authorized shares of common stock from 250,000,000 to 395,000,000 shares, par value $0.001.

Stock Purchase Agreement

On November 17, 2010, the Company entered into a Common Stock Purchase Agreement (the “Stock Purchase Agreement”), with Mammoth Corporation (“Mammoth”) providing for a financing arrangement that is sometimes referred to as a committed equity line financing facility (or “Equity Line”). The Stock Purchase Agreement provides that, upon the terms and subject to the conditions in the Stock Purchase Agreement, Mammoth is committed to purchase up to $10,000,000 of shares of our common stock over the 24-month term of the Stock Purchase Agreement under certain specified conditions and limitations.  Furthermore, in no event may Mammoth purchase any shares of the Company’s common stock which, when aggregated with all other shares of common stock then beneficially owned by Mammoth, would result in the beneficial ownership by Mammoth of more than 4.9 percent of the then outstanding shares of the Company’s common stock. These maximum share and beneficial ownership limitations may not be waived by the parties.

Under the terms of the Stock Purchase Agreement, the Company has the opportunity for a 24-month period, commencing on the date on which the SEC first declares effective the registration statement, to require Mammoth to purchase up to $10,000,000 in shares of common stock. For each share of common stock purchased under the Stock Purchase Agreement, Mammoth will pay to the Company a purchase price equal to 75 percent of the lowest closing bid price during the five consecutive trading day period (the “Draw Down Pricing Period”) preceding the date a draw down notice (the “Draw Down Notice”) is delivered by us to Mammoth (the “Draw Down Date”) in a manner provided by the Stock Purchase Agreement.  Subject to the limitations outlined below, the Company may, at its sole discretion, issue a Draw Down Notice to Mammoth, and Mammoth will then be irrevocably bound to purchase such shares.

Each Draw Down Notice must specify the lowest purchase price during the Draw Down Pricing Period at which the Company will sell the shares to Mammoth, which shall not be less than 75 percent of the lowest closing bid price during the Draw Down Pricing Period. Furthermore, the number of shares to be issued is limited by multiplying by five the average daily trading volume for the 30 trading days immediately preceding the delivery of the Draw Down Notice. The Draw Down Notice will also include the aggregate dollar amount of the Draw Down, which will not be less than $25,000 and not more than $500,000 in any Draw Down Notice.  There must be a minimum of 15 trading days between each Draw Down Notice.  Regardless of the maximum amount indicated in the Draw Down Notice, Mammoth is not obligated to purchase shares under any Draw Down Notice in an amount which, when added to the number of shares of common stock then beneficially owned by Mammoth, will result in Mammoth owning more than 4.9 percent of the outstanding shares of the Company’s common stock.

The Company agreed to pay up to $5,000 of reasonable attorneys’ fees and expenses (of which the Company paid $4,300 during the year ended December 31, 2011 to fully satisfy this obligation) incurred by Mammoth in connection with the preparation, negotiation, execution and delivery of the Stock Purchase Agreement and related transaction documentation. Further, if the Company issues a Draw Down Notice and fails to deliver the shares to Mammoth on the applicable settlement date, and such failure continues for 10 trading days, the Company agreed to pay Mammoth, in addition to all other remedies available to Mammoth under the Stock Purchase Agreement, an amount in cash equal to $100 for each $5,000 of the Draw Down Amount for the first 10 days such delivery is late, and $350 for each $5,000 of the Draw Down Amount for each trading day beyond 10 trading days that such delivery is late.

In connection with the Stock Purchase Agreement, the Company granted registration rights to Mammoth, and agreed to register the resale of shares issued to Mammoth in connection with Draw Downs made in connection with the Stock Purchase Agreement.  In January 2011, the Company filed a registration statement to cover the resale by Mammoth of up to 66,666,667 shares of our common stock under the Stock Purchase Agreement.  The Company is not permitted to make Draw Downs under the Stock Purchase Agreement at any time there is not an effective registration statement registering the resale of shares of common stock by Mammoth.  On January 25, 2011, the registration statement was made effective by the SEC.  As previously mentioned, the Company has made four Draw Down requests under the Stock Purchase Agreement during the year ended December 31, 2011 as well as one subsequent to year-end as noted in Note 14 below.

The Stock Purchase Agreement may be terminated at any time by the mutual written consent of the parties. Unless earlier terminated, the Stock Purchase Agreement will terminate automatically on the 24-month anniversary of the effective date of the registration statement (which term may not be extended by the parties).

ADA Innovations

In December 2010, the Company reached a Services Agreement with ADA Innovations (“ADA”) for final development and production manufacturing of portable versions (the “Projects”) of the Company’s AsepticSure™ disinfection systems (“ADS”).  A contract containing the terms of the agreement and detailed development plan was executed by the parties in January 2011, and amended in January 2012.

In addition, BiOzone Corporation will remain involved as a development support partner and manufacturer of laboratory equipment, and will assist, as requested, in construction of permanent installations for large-scale industrial applications.  Any and all notes, reports, information, inventions, sketches, plans concepts, data or other works created by ADA on its behalf under the Services Agreement will be the sole and exclusive property of the Company.

In addition, BiOzone Corporation will remain involved as a development support partner and manufacturer of laboratory equipment, and will assist, as requested, in construction of permanent installations for large-scale industrial applications.  Any and all notes, reports, information, inventions, sketches, plans concepts, data or other works created by ADA on its behalf under the Services Agreement will be the sole and exclusive property of the Company.  The term of the Services Agreement continues until the completion of the development and design projects contemplated by the Services Agreement, unless terminated earlier by either party in accordance with specific notices as outlined in the Services Agreement.  Deliverables will include: (1) the pre-production prototype designed and manufactured to our specifications, (2) design and device content compliant with all North America, Europe and United Kingdom regulatory and licensing agency regulations, (3) a soft launch program managed by ADA and the Company, intended to be followed by increased production, and (4) additional outsourced macro-manufacturing capacity as required, supervised by the parties.  The Company will pay ADA as services are provided.  During the year ended December 31, 2011, the Company incurred expenses totaling approximately $607,000, for services provided under the Services Agreement.  Of these amounts, approximately $569,000 were recorded as research and development costs.